Prepayment and other current assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepayment and other current assets
Schedule of prepayments and other current assets

The following is a summary of prepayments and other current assets:

	December 31, 2018	December 31, 2019
	RMB	RMB
Receivables due from dealerships	10,661	-
Deductible VAT	4,852	4,056
Deposits	8,637	14,496
Prepaid rental expenses	2,168	1,662
Receivables due from third-party online payment platforms	469	4,755
Staff advances	695	4,131
Prepaid promotion expenses	36,538	54,382
Prepaid service fees	2,574	4,591
Prepaid insurance fees	-	3,648
Bridge loan receivable*	-	100,611
Others	2,225	1,450
Total	68,819	193,782

*     On May, 2019, the Company (the “Purchaser”) entered into a share purchase agreement (the “Agreement”) with, among other parties, Longye International Limited (the “Seller”), a company incorporated in the Cayman Islands, to acquire its entire entity interest for a total consideration of U.S.-dollar equivalent of RMB200,000,000 in the form of cash and the Company’s securities in aggregate. According to the Agreement, the Purchaser shall pay RMB100,000,000 equivalent in USD as a bridge loan to the Seller. Subject to the customary closing conditions, the Company will credit this bridge loan to the cash portion of the purchase price.